Variable Interest Entity (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Mar. 31, 2023
Variable Interest Entity [Line Items]
Variable interest primary beneficiary (in Dollars)				$ 0	$ 0
Libra [Member]
Variable Interest Entity [Line Items]
Voting right percentage				48.33%
Mios [Member]
Variable Interest Entity [Line Items]
Voting right percentage				48.39%
Scipio [Member]
Variable Interest Entity [Line Items]
Voting right percentage				48.36%
Class A Ordinary Shares [Member]
Variable Interest Entity [Line Items]
Common stock voting rights				one
Share of economic (in Shares)		1
Ordinary shares (in Shares)				6,346,823	3,811,823		70,430
Class A Ordinary Shares [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Ordinary shares (in Shares)						10,000
Class B Ordinary Shares [Member]
Variable Interest Entity [Line Items]
Common stock voting rights			10	ten
Share of economic (in Dollars per share)		$ 0.001
Ordinary shares (in Shares)				1,796,934	1,796,934
Class B Ordinary Shares [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Ordinary shares (in Shares)						5,850,000
Libra Sciences Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage	97.27%		97.27%
Libra Sciences Limited [Member] | Group’s Subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage	31.51%
Libra Sciences Limited [Member] | Class A Ordinary Shares [Member]
Variable Interest Entity [Line Items]
Common stock voting rights		1
Libra Sciences Limited [Member] | Class B Ordinary Shares [Member]
Variable Interest Entity [Line Items]
Common stock voting rights		10
Mios Pharmaceuticals Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage	97.93%		97.93%
Mios Pharmaceuticals Limited [Member] | Group’s Subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage	36.17%
Scipio Life Sciences Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage	97.93%		97.93%
Scipio Life Sciences Limited [Member] | Group’s Subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage	35.06%